Loans Receivable, Net (Details) - USD ($)			6 Months Ended
	Apr. 14, 2025	Apr. 09, 2025	Jun. 30, 2025
Loans Receivable, Net [Line Items]
Loans provided			$ 1,330,660
Leisure Stream Ltd [Member]
Loans Receivable, Net [Line Items]
Principal amount		$ 500,000
Loan term		1 year
Interest rate		8.00%
Power Partner Captial Limited [Member]
Loans Receivable, Net [Line Items]
Principal amount	$ 1,000,000
Loan term	1 year
Interest rate	8.00%